CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTEREST INCOME
Interest and fees on loans		$ 74,157	$ 70,930	$ 71,823
Interest on securities
Taxable		9,921	7,805	6,341
Tax-exempt		1,250	907	991
Other investments		1,195	1,200	1,400
Total Interest Income		86,523	80,842	80,555
INTEREST EXPENSE
Deposits		4,941	4,009	4,967
Other borrowings		1,941	1,847	2,332
Total Interest Expense		6,882	5,856	7,299
Net Interest Income		79,641	74,986	73,256
Provision for loan losses		(1,309)	(2,714)	(3,136)
Net Interest Income After Provision for Loan Losses		80,950	77,700	76,392
NON-INTEREST INCOME
Service charges on deposit accounts		12,406	12,389	13,446
Interchange income		7,938	8,481	8,164
Net gains (losses) on assets
Mortgage loans		10,566	7,448	5,628
Securities		563	20	329
Other than temporary impairment loss on securities
Total impairment loss		0	0	(9)
Loss recognized in other comprehensive income (loss)		0	0	0
Net impairment loss recognized in earnings		0	0	(9)
Mortgage loan servicing, net		2,222	1,751	791
Title insurance fees		1,187	1,156	995
Net gain on branch sale		0	1,193	0
Gain on extinguishment of debt		0	0	500
Other		7,416	7,692	8,931
Total Non-Interest Income		42,298	40,130	38,775
NON-INTEREST EXPENSE
Compensation and employee benefits		49,579	48,186	47,221
Occupancy, net		8,023	8,369	8,912
Data processing		7,952	7,944	7,532
Furniture, fixtures and equipment		3,912	3,892	4,137
Communications		3,142	2,957	2,926
Loan and collection		2,512	3,609	5,392
Litigation settlement expense		2,300	0	0
Advertising		1,856	2,121	2,193
Legal and professional		1,742	2,013	1,969
Interchange expense		1,111	1,125	1,291
FDIC deposit insurance		1,049	1,366	1,567
Credit card and bank service fees		791	797	946
Loss on sale of payment plan business		320	0	0
Net (gains) losses on other real estate and repossessed assets		250	(180)	(500)
Provision for loss reimbursement on sold loans		30	(59)	(466)
Other		5,778	6,310	6,831
Total Non-interest Expense		90,347	88,450	89,951
Income Before Income Tax		32,901	29,380	25,216
Income tax expense		10,135	9,363	7,195
Net Income		$ 22,766	$ 20,017	$ 18,021
Net income per common share
Basic (in dollars per share)	[1]	$ 1.06	$ 0.88	$ 0.79
Diluted (in dollars per share)		1.05	0.86	0.77
Cash dividends declared and paid per common share (in dollars per share)		$ 0.34	$ 0.26	$ 0.18

[1]	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.